SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional informations (Details)	6 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2021	Oct. 31, 2021 USD ($)
Cash and Cash Equivalents
Cash equivalents	$ 0		$ 0
Foreign Currency Translation
Closing translation rates	6.6085		6.4057
Average translation rates	6.3721	6.5190